REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Changes in Advances from Customers

The following table presents the significant changes in the advances from customers balance during the twelve months ended December 31, 2020:

	Year ended December 31,
	2020	2019

Balance, beginning of the period	$1,563	$727
New performance obligations	1,677	893
Reclassification to revenue as a result of satisfying performance obligation	(917)	(57)
Balance, end of the period	$2,323	$1,563

Schedule of Contract Assets and Liabilities

The following table summarizes our contract assets and liabilities balances:

	2020	2019

Contract assets at January 1,	$1,269	$899
Contract assets at December 31,	$756	$1,269

Change in contract assets – increase (decrease)	$(513)	$370

Contract liabilities at January 1,	$196	$366
Contract liabilities at December 31,	$232	$196

Change in contract liabilities – increase (decrease)	$36	$(170)

Net change	$(477)	$200